Junior Subordinated Debentures (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Junior Subordinated Debentures
Junior subordinated debentures		$ 12,887,000	$ 12,887,000
Floating rate	2.85%	8.06%	8.06%
Debt maturity date		December 15, 2037
Interest paid on the debentures		$ 1,098,590	$ 1,053,873
Capital contributions			387,000
Capital securities, principal amount			$ 12,500,000
Description of debentures			The Debentures are currently includable in the Company’s Tier 1 capital up to 25% of core capital elements